Redeemable Noncontrolling Interests - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Nov. 30, 2017 CNY (¥)	Nov. 30, 2017 USD ($)	Apr. 30, 2017 CNY (¥)	Apr. 30, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Noncontrolling Interest [Line Items]
Amount to be receive before distribution or payment					100.00%	100.00%
Purchase shares from holders					6 years	6 years
Redemption days					90 days	90 days
Annual compound interest rate					6.00%	6.00%
Implied pre-money valuation						$ 500,000
Conversion ratio of preference share to ordinary share					1	1
Convertible preferred stock, conversion description					Each Live.me Preferred Shares shall automatically be converted into ordinary shares based on a one-for-one basis upon the earlier of (i) the closing of a Qualified IPO or (ii) the date specified by written consent or agreement of the holders of at least fifty percent (50%) of the then outstanding Series A Preferred Shares for conversion of Series A Preferred Shares or Series B Preferred Shares for conversion of Series B Preferred Shares, as adjusted in connection with share splits or share consolidation, reclassification, or other similar event.	Each Live.me Preferred Shares shall automatically be converted into ordinary shares based on a one-for-one basis upon the earlier of (i) the closing of a Qualified IPO or (ii) the date specified by written consent or agreement of the holders of at least fifty percent (50%) of the then outstanding Series A Preferred Shares for conversion of Series A Preferred Shares or Series B Preferred Shares for conversion of Series B Preferred Shares, as adjusted in connection with share splits or share consolidation, reclassification, or other similar event.
Annual compound interest rate of Live.me					6.00%	6.00%
Preferred stock, accretion | ¥					¥ 13,451		¥ 0	¥ 0
Live.me [Member]
Noncontrolling Interest [Line Items]
Annual compound interest rate					6.00%	6.00%
Annual compound interest rate of Live.me					6.00%	6.00%
IPO [Member]
Noncontrolling Interest [Line Items]
Proceeds from market						$ 50,000
Share Subscription and Purchase Agreement (SPA) [Member] | Live.me [Member] | Investors [Member]
Noncontrolling Interest [Line Items]
Proceeds from issuance of preferred shares	¥ 329,710	$ 50,000	¥ 306,085	$ 45,000
Equity interest in Live.me	52.10%	52.10%	52.10%	52.10%